Stockholders' Equity (Details) - Schedule of Stock Options Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Options [Member]
Stockholders' Equity (Details) - Schedule of Stock Options Outstanding [Line Items]
Outstanding beginning balance, Options	4,459	11,100
Options Granted		3,000
Options Exercised
Options Forfeited	(3,709)	(9,641)
Outstanding ending balance, Options	750	4,459
Options Exercisable	750
Weighted-Average Exercise Price [Member]
Stockholders' Equity (Details) - Schedule of Stock Options Outstanding [Line Items]
Outstanding beginning balance, Weighted Average Exercise Price	$ 251.5	$ 450
Weighted-Average Exercise Price Granted		155
Weighted-Average Exercise Price Exercised
Weighted-Average Exercise Price Forfeited	271	450
Outstanding ending balance, Weighted Average Exercise Price	155	$ 251.5
Weighted Average Exercise Price Exercisable	$ 155